United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-7115
(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-09-30

Date of Reporting Period: Six months ended 2026-03-31

Item 1.	Reports to Stockholders

Federated Hermes Ultrashort Bond Fund

Class A Shares | FULAX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$26	0.51%

Key Fund Statistics

  Net Assets$3,956,416,804
  Number of Investments505
  Portfolio Turnover11%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.5%
Project and Trade Finance Core Fund	2.5%
Bank Loan Core Fund	3.7%
Commerical Mortgage-Backed Securities	5.3%
Cash Equivalents	6.0%
Collateralized Mortgage Obligations	13.7%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q762

28411-A (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Institutional Shares | FULIX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.36%

Key Fund Statistics

  Net Assets$3,956,416,804
  Number of Investments505
  Portfolio Turnover11%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.5%
Project and Trade Finance Core Fund	2.5%
Bank Loan Core Fund	3.7%
Commerical Mortgage-Backed Securities	5.3%
Cash Equivalents	6.0%
Collateralized Mortgage Obligations	13.7%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q747

28411-B (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Class R6 Shares | FULLX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$18	0.35%

Key Fund Statistics

  Net Assets$3,956,416,804
  Number of Investments505
  Portfolio Turnover11%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.5%
Project and Trade Finance Core Fund	2.5%
Bank Loan Core Fund	3.7%
Commerical Mortgage-Backed Securities	5.3%
Cash Equivalents	6.0%
Collateralized Mortgage Obligations	13.7%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q713

28411-D (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Service Shares | FULBX

Semi-Annual Shareholder Report - March 31, 2026

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.46%

Key Fund Statistics

  Net Assets$3,956,416,804
  Number of Investments505
  Portfolio Turnover11%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.5%
Project and Trade Finance Core Fund	2.5%
Bank Loan Core Fund	3.7%
Commerical Mortgage-Backed Securities	5.3%
Cash Equivalents	6.0%
Collateralized Mortgage Obligations	13.7%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q754

28411-C (05/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
March 31, 2026

Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Hermes Ultrashort Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2026 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—35.3%
		Auto Receivables—23.3%
$ 4,000,000		Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 4,052,769
2,500,000		Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	2,536,757
3,244,490		Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/17/2034	3,269,410
3,000,000		Ally Auto Receivables Trust 2024-1, Class C, 5.410%, 11/15/2029	3,040,845
3,500,000		Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	3,561,201
2,142,984		Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	2,154,853
2,857,312		Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	2,877,402
828,135		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	841,049
1,242,202		Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	1,261,781
828,135		Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	839,038
1,107,658		Ally Bank Auto Credit-Linked Notes 2025-A, Class D, 4.991%, 6/15/2033	1,109,739
2,953,755		Ally Bank Auto Credit-Linked Notes 2025-A, Class E, 6.066%, 6/15/2033	2,963,823
4,400,397		Ally Bank Auto Credit-Linked Notes 2025-B, Class D, 4.942%, 9/15/2033	4,401,262
3,570,133		Ally Bank Auto Credit-Linked Notes 2025-B, Class E, 6.164%, 9/15/2033	3,570,841
18,800,000		AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	19,209,017
12,000,000		AmeriCredit Automobile Receivables Trust 2025-1, Class B, 4.210%, 10/18/2030	11,931,586
1,942,143		ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	1,951,618
1,310,000		ARI Fleet Lease Trust 2024-A, Class B, 5.160%, 11/15/2032	1,325,011
2,414,745		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	2,427,577
2,400,000		ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	2,410,608
2,200,000		ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	2,212,488
3,670,000		ARI Fleet Lease Trust 2025-B, Class C, 5.240%, 3/15/2034	3,709,760
1,025,000		ARI Fleet Lease Trust 2026 A, Class B, 4.380%, 11/15/2034	1,016,061
1,200,000		ARI Fleet Lease Trust 2026 A, Class C, 4.610%, 11/15/2034	1,189,051
988,619	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class C, 5.161% (30-DAY AVERAGE SOFR +1.500%), 12/26/2031	991,850
247,155	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class D, 5.711% (30-DAY AVERAGE SOFR +2.050%), 12/26/2031	248,440
494,310	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class E, 7.261% (30-DAY AVERAGE SOFR +3.600%), 12/26/2031	498,934
398,413	[1]	BMW Vehicle Lease Trust 2024-2, Class A2B, 4.081% (30-DAY AVERAGE SOFR +0.420%), 1/25/2027	398,459
3,650,000		Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	3,683,894
4,650,000		Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	4,726,011
5,000,000		CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	5,061,159
3,500,000		CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	3,556,011
3,500,000		CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	3,562,113
7,000,000		CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	7,191,952
1,750,000		CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,777,041
3,550,000		CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/16/2030	3,608,710
3,825,000		CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	3,899,858
3,965,000		CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	3,989,332
2,630,000		CarMax Auto Owner Trust 2025-3, Class C, 4.880%, 4/15/2031	2,664,151
3,150,000		CarMax Auto Owner Trust 2025-3, Class D, 5.220%, 5/17/2032	3,172,924
3,100,000		CarMax Auto Owner Trust 2026-1, Class B, 4.300%, 3/15/2032	3,105,846
2,000,000		CarMax Auto Owner Trust 2026-1, Class D, 4.930%, 1/18/2033	1,981,601
2,000,000		CarMax Auto Owner Trust 2026-C, Class C, 4.540%, 3/15/2032	2,002,333
2,022,291		Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	2,029,146
1,520,491		Chase Auto Credit Linked Notes 2025-1, Class D, 5.047%, 2/25/2033	1,526,730
2,330,000		Chase Auto Owner Trust 2025-2A, Class C, 4.530%, 4/25/2031	2,317,626
6,750,000		Chase Auto Owner Trust 2025-2A, Class D, 5.030%, 2/25/2033	6,716,317
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,000,000		Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	$ 1,002,898
750,000		Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	750,785
1,750,000		Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,751,114
3,000,000		Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	3,032,223
4,500,000		Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	4,550,516
6,399,616	[1]	Chesapeake Funding II LLC 2024-1A, Class A2, 4.442% (30-DAY AVERAGE SOFR +0.770%), 5/15/2036	6,400,406
1,800,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,807,236
3,500,000		Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	3,529,656
14,500,000		Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	14,663,598
15,000,000		Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	15,015,092
17,000,000		Drive Auto Receivables Trust 2025-1, Class D, 5.410%, 9/15/2032	17,127,727
11,500,000		Drive Auto Receivables Trust 2025-2, Class D, 4.900%, 12/15/2032	11,453,381
4,148,099		Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	4,185,306
7,092,756		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	7,129,814
634,761		Enterprise Fleet Financing LLC 2024-2, Class A2, 5.740%, 12/20/2026	635,726
2,509,888		Enterprise Fleet Financing LLC 2024-3, Class A2, 5.310%, 4/20/2027	2,515,884
3,388,898		Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	3,396,994
14,700,000		Enterprise Fleet Financing LLC 2026-1, Class A4, 4.290%, 9/20/2032	14,596,483
7,000,000		Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	7,016,962
10,250,000		Ford Credit Auto Lease Trust 2025-A, Class B, 4.960%, 2/15/2029	10,349,000
2,320,000		Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,323,949
4,000,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	4,138,384
14,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	14,018,489
10,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	10,014,058
13,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	13,029,637
12,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2024-3, Class A2, 4.442% (30-DAY AVERAGE SOFR +0.770%), 9/15/2029	12,045,074
2,650,000		GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	2,671,717
7,000,000		GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	7,039,825
6,750,000	[1]	General Motors 2024-1A, Class A2, 4.422% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	6,786,688
16,700,000	[1]	General Motors 2024-4A, Class A2, 4.222% (30-DAY AVERAGE SOFR +0.550%), 11/15/2029	16,724,265
11,000,000		GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	11,092,340
2,600,000		GM Financial Consumer Automobile Receivables Trust 2025-3, Class C, 4.730%, 1/18/2033	2,610,073
3,250,000		GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,291,544
6,000,000		GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	6,082,382
2,250,000		GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	2,280,712
1,850,000		GM Financials Consumer Automobile 2025-3 B, Class B, 4.530%, 9/16/2031	1,863,196
1,600,000		GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	1,623,972
2,000,000		GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	2,021,118
1,800,000		GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	1,818,779
17,000,000		Huntington National Bank, Class B1, 4.503%, 2/20/2034	16,985,058
5,510,000	[1]	Huntington National Bank, Class C, 5.672% (30-DAY AVERAGE SOFR +2.000%), 2/20/2034	5,517,686
12,000,000		Hyundai Auto Lease Securitization Trust 2024 - A, Class A, 5.350%, 5/15/2028	12,034,797
4,865,000		Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	4,906,716
6,950,000		Hyundai Auto Lease Securitization Trust 2026-A, Class B, 4.160%, 5/15/2030	6,923,689
7,000,000		Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	7,122,208
9,500,000		Hyundai Auto Receivables Trust 2025-B, Class C, 4.920%, 7/15/2032	9,636,895
9,000,000		Hyundai Auto Receivables Trust 2025-C, Class C, 4.370%, 1/18/2033	8,980,526
3,500,000		LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	3,560,662
2,300,000		LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	2,349,050
1,700,000		LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	1,748,146
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 3,200,000		LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	$ 3,241,353
2,800,000		LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	2,826,673
4,900,000		LAD Auto Receivables Trust 2025-2A, Class D, 5.010%, 12/15/2032	4,937,603
2,985,000		LAD Auto Receivables Trust 2026-1A B, Class B, 4.220%, 2/15/2033	2,966,904
2,550,000		LAD Auto Receivables Trust 2026-1A C, Class C, 4.420%, 8/15/2033	2,534,942
2,250,000		Navistar Financial Dealer Note 2025-1 B, Class B, 4.420%, 9/25/2030	2,225,598
7,000,000		Navistar Financial Dealer Note Master Trust 2024-1, Class A, 5.590%, 4/25/2029	7,007,181
2,000,000		Navistar Financial Dealer Note Master Trust 2025-1, Class C, 4.720%, 9/25/2030	1,978,928
12,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 4.572% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	12,063,308
13,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-2A, Class A1, 4.552% (30-DAY AVERAGE SOFR +0.880%), 9/15/2029	13,100,217
11,000,000		NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	11,082,705
19,000,000		NextGear Floorplan Master Owner Trust 2025-2A, Class B, 4.690%, 10/15/2030	19,001,225
13,500,000		NextGear Floorplan Master Owner Trust 2026-1A, Class B, 4.530%, 2/18/2031	13,414,316
6,000,000		Nissan Auto Lease Trust 2025-B, Class C, 4.810%, 11/15/2029	6,045,315
9,500,000		Nissan Auto Lease Trust 2026-A, Class C, 4.290%, 6/17/2030	9,457,260
1,559,446		PenFed Auto Receivables Owner Trust 2022-A, Class C, 4.830%, 12/15/2028	1,560,133
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	800,271
1,230,000		PenFed Auto Receivables Owner Trust 2025-A, Class B, 4.370%, 7/15/2031	1,226,736
1,050,000		PenFed Auto Receivables Owner Trust 2025-A, Class C, 4.670%, 2/17/2032	1,047,580
1,230,000		PenFed Auto Receivables Owner Trust 2025-A, Class D, 5.070%, 10/17/2033	1,222,737
4,314,777		Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	4,350,542
3,020,344		Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	3,056,868
5,000,000		Santander Bank Auto Credit-Linked Notes 2025-A, Class D, 5.150%, 1/16/2034	5,018,855
2,500,000		Santander Bank Auto Credit-Linked Notes 2025-A, Class E, 6.270%, 1/16/2034	2,514,734
1,239,739		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	1,240,870
3,600,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	3,636,922
20,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.280%, 8/15/2031	20,624,457
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,240,349
19,000,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	19,208,468
20,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	20,828,508
13,500,000		Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	13,615,081
21,700,000		Santander Drive Auto Receivables Trust 2025-3, Class D, 5.110%, 9/15/2031	21,728,113
13,500,000		Santander Drive Auto Receivables Trust 2025-4, Class D, 4.950%, 1/15/2032	13,463,716
19,500,000		Santander Drive Auto Receivables Trust 2026-1, Class D, 4.750%, 4/15/2032	19,272,037
6,000,000		SBNA Auto Lease Trust 2024-A, Class D, 6.040%, 4/15/2030	6,114,868
4,225,000		SBNA Auto Receivables Trust 2024-A, Class C, 5.590%, 1/15/2030	4,270,968
6,500,000		SBNA Auto Receivables Trust 2024-A, Class E, 8.000%, 4/15/2032	6,718,143
4,525,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	4,537,407
1,175,000		SBNA Auto Receivables Trust 2025-SF1, Class E, 6.740%, 10/15/2031	1,179,220
1,911,849		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	1,927,119
1,638,728		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	1,650,494
1,911,849		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	1,947,363
3,221,900		Securitized Term Auto Receivables Trust 2025-B, Class C, 5.121%, 12/29/2032	3,245,516
3,221,900		Securitized Term Auto Receivables Trust 2025-B, Class D, 5.463%, 12/29/2032	3,241,721
7,900,655		Securitized Term Auto Receivables Trust 2026-A, Class B, 4.284%, 3/25/2033	7,891,426
3,215,383		Securitized Term Auto Receivables Trust 2026-A, Class C, 4.431%, 3/25/2033	3,209,226
3,674,723		Securitized Term Auto Receivables Trust 2026-A, Class D, 4.873%, 3/25/2033	3,672,598
5,500,000		SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,609,605
6,950,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	7,110,298
4,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	4,070,649
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 5,000,000	SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	$ 5,107,024
12,000,000	SFS Auto Receivables Securitization Trust 2025-3A, Class C, 4.640%, 11/21/2033	12,020,029
7,485,000	Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class C, 5.080%, 8/20/2029	7,523,859
13,200,000	Stellantis Financial Underwritten Enhanced Lease Trust 2025-CA, Class C, 4.440%, 8/20/2030	13,133,413
953,098	Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	953,696
6,850,000	Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	6,873,656
12,400,000	Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	12,470,441
5,205,712	The Huntington National Bank 2025-1, Class B, 4.957%, 3/21/2033	5,237,126
4,079,864	Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C, 6.807%, 9/26/2033	4,074,519
947,875	U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	954,221
3,500,000	Wheels Fleet Lease Funding LLC 2025-2A, Class B, 4.610%, 5/18/2040	3,516,586
7,500,000	Wheels Fleet Lease Funding LLC 2025-2A, Class C, 4.860%, 5/18/2040	7,463,700
2,575,000	Wheels Fleet Lease Funding LLC 2025-3A, Class B, 4.440%, 9/18/2040	2,576,051
5,000,000	Wheels Fleet Lease Funding LLC 2025-3A, Class C, 4.790%, 9/18/2040	4,962,481
	TOTAL	919,530,349
	Credit Card—3.3%
3,400,000	American Express Credit Account 2025-5 A, Class A, 4.510%, 7/15/2032	3,458,546
8,000,000	American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	8,110,012
13,650,000	CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	13,613,774
5,000,000	CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	4,972,715
5,000,000	CARDS II Trust 2025-1A, Class B, 5.070%, 3/17/2031	4,903,796
7,392,000	CARDS II Trust 2025-1A, Class C, 5.420%, 3/17/2031	7,167,173
6,400,000	Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/15/2028	6,429,647
6,000,000	Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	6,018,295
6,554,000	Evergreen Credit Card Trust 2025-1A, Class C, 4.540%, 10/15/2029	6,500,527
2,586,000	Evergreen Credit Card Trust Series 2025-1A, Class B, 4.240%, 10/15/2029	2,573,993
7,704,000	Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	7,781,731
3,100,000	Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	3,116,369
5,000,000	First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	5,002,485
8,000,000	First National Master Note Trust 2023-2, Class A, 5.770%, 9/15/2029	8,057,603
5,300,000	First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	5,368,910
4,250,000	Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	4,191,879
4,000,000	Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,923,109
4,000,000	Master Credit Card Trust 2022-2A, Class B, 2.380%, 7/21/2028	3,919,131
1,650,000	Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,679,698
5,000,000	Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	5,135,687
7,174,000	Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	7,266,132
3,305,000	Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	3,383,935
6,000,000	Trillium Credit Card Trust II 2025-1A, Class B, 4.405%, 9/26/2030	5,996,244
3,300,000	Trillium Credit Card Trust II 2025-1A, Class C, 4.700%, 9/26/2030	3,297,923
	TOTAL	131,869,314
	Equipment Lease—3.2%
10,000,000	Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	10,039,217
5,500,000	Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	5,521,591
3,500,000	Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	3,517,269
2,000,000	Dell Equipment Finance Trust 2024-1, Class B, 5.530%, 3/22/2030	2,019,331
1,000,000	Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	1,008,886
2,550,000	Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	2,571,749
1,030,000	Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	1,037,451
1,730,000	Dell Equipment Finance Trust 2025-1, Class C, 5.250%, 2/24/2031	1,745,532
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 1,460,000		Dell Equipment Finance Trust 2025-1, Class D, 5.640%, 8/22/2031	$ 1,473,801
1,975,000		Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	1,977,399
7,500,000		Dell Equipment Finance Trust 2025-2, Class D, 4.830%, 3/22/2032	7,489,186
553,535		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	555,286
2,740,000		DLLMT LLC 2026, Class A4, 4.360%, 9/20/2033	2,745,263
3,266,864		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	3,278,642
4,000,000		Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	4,045,278
3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	3,043,763
3,700,000		Great America Leasing Receivables 2024-1, Class B, 5.180%, 12/16/2030	3,753,181
1,225,000		Great America Leasing Receivables 2024-1, Class C, 5.430%, 12/15/2031	1,244,985
11,760,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	11,947,527
8,000,000		Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	8,089,725
3,000,000		Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	3,029,017
2,535,000		Great America Leasing Receivables 2025-2, Class B, 4.500%, 9/15/2032	2,541,363
2,600,000		Great America Leasing Receivables 2025-2, Class C, 4.840%, 9/15/2033	2,612,874
7,000,000		HPEFS Equipment Trust 2023-2A, Class D, 6.970%, 7/21/2031	7,052,102
7,700,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	7,751,972
10,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	10,646,425
11,018,000		HPEFS Equipment Trust 2025-1A, Class D, 4.990%, 3/21/2033	11,062,797
3,000,000		HPEFS Equipment Trust 2025-2A, Class C, 4.410%, 11/22/2032	2,986,674
3,000,000		HPEFS Equipment Trust 2025-2A, Class D, 4.770%, 5/20/2033	2,984,522
		TOTAL	127,772,808
		Home Equity Loan—0.0%
28,388	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 4.533% (CME Term SOFR 1 Month +0.854%), 8/25/2034	28,708
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	28,708
		Manufactured Housing—0.0%
1,615		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,620
		Other—2.5%
21,783,000	[1]	PFS Financing Corp. 2024-C, Class A, 4.472% (30-DAY AVERAGE SOFR +0.800%), 4/15/2028	21,834,667
3,500,000	[1]	PFS Financing Corp. 2024-C, Class B, 4.872% (30-DAY AVERAGE SOFR +1.200%), 4/15/2028	3,506,731
3,000,000		PFS Financing Corp. 2024-E, Class B, 5.140%, 7/15/2028	3,008,551
5,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	5,031,675
4,250,000		PFS Financing Corp. 2025-E, Class B, 4.610%, 7/16/2029	4,266,558
6,000,000	[1]	PFS Financing Corp. 2026-A, Class B, 4.622% (30-DAY AVERAGE SOFR +0.000%), 2/15/2030	6,014,978
9,000,000		Verizon Master Trust 2023-6, Class C, 5.050%, 9/22/2031	9,048,664
2,528,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	2,563,597
8,400,000		Verizon Master Trust 2025-3, Class C, 4.900%, 3/20/2030	8,441,158
5,065,000		Verizon Master Trust 2025-5, Class C, 4.840%, 6/20/2031	5,089,314
8,000,000		Verizon Master Trust 2025-7, Class C, 4.400%, 8/20/2031	8,000,835
10,700,000		Verizon Master Trust 2025-9, Class C, 4.410%, 10/21/2030	10,700,871
13,000,000		Verizon Master Trust 2026-1, Class C, 4.430%, 2/20/2031	13,030,920
		TOTAL	100,538,519
		Student Loans—3.0%
1,046,181	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 4.456% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	1,040,451
2,516,054	[1]	Navient Student Loan Trust 2019-D, Class A2B, 4.836% (CME Term SOFR 1 Month +1.164%), 12/15/2059	2,513,379
4,291,478		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	4,041,601
2,935,906		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	2,791,058
8,130,139		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	7,514,526
25,048,045		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	22,855,517
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 19,494,572		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	$ 17,750,236
24,243,271		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	21,701,553
1,178,812	[1]	Navient Student Loan Trust 2023-BA, Class A1B, 5.372% (30-DAY AVERAGE SOFR +1.700%), 3/15/2072	1,190,222
3,207,859	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 4.529% (CME Term SOFR 1 Month +0.854%), 4/20/2062	3,195,766
18,990,594	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 4.479% (CME Term SOFR 1 Month +0.804%), 4/20/2062	18,934,219
4,108,256	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 4.386% (CME Term SOFR 1 Month +0.714%), 3/17/2053	4,058,168
10,607,708	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 4.416% (CME Term SOFR 1 Month +0.744%), 2/15/2051	10,484,994
		TOTAL	118,071,690
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,398,348,136)	1,397,813,008
		CORPORATE BONDS—27.3%
		Capital Goods - Aerospace & Defense—0.4%
7,895,000	[1]	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.278% (SOFR - SOFR Compounded +0.630%), 3/16/2029	7,860,273
8,325,000		Leidos, Inc., Sr. Unsecd. Note, 4.100%, 3/15/2029	8,244,508
		TOTAL	16,104,781
		Capital Goods - Construction Machinery—0.2%
10,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.500%, 10/16/2030	9,875,817
		Communications - Media & Entertainment—0.4%
8,610,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	8,528,440
3,485,000		Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 3/2/2029	3,448,660
4,375,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 4.132% (SOFR - SOFR Compounded +0.470%), 3/14/2029	4,374,478
		TOTAL	16,351,578
		Communications - Telecom Wireless—0.3%
4,515,000		American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	4,557,361
6,585,000		Orange S.A., Sr. Unsecd. Note, 144A, 4.000%, 1/13/2029	6,520,480
		TOTAL	11,077,841
		Consumer Cyclical - Automotive—4.9%
9,985,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.250%, 9/1/2028	9,904,078
9,685,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.550%, 7/9/2027	9,692,074
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.385% (SOFR +0.720%), 10/22/2027	9,958,990
2,365,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.150%, 1/12/2029	2,332,838
12,500,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.507% (SOFR +0.840%), 1/13/2028	12,510,382
3,010,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, 4.970%, 4/6/2029	2,973,849
10,000,000	[1]	Ford Motor Credit Co., LLC, Sr. Unsecd. Note, 5.111% (SOFR +1.450%), 11/5/2026	10,013,784
18,605,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	18,649,444
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.694% (SOFR +1.040%), 2/26/2027	9,998,635
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.959% (SOFR +1.290%), 1/7/2030	9,907,808
9,985,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.000%, 7/15/2027	10,039,509
3,720,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.250%, 1/8/2029	3,680,148
10,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.947% (SOFR +1.300%), 9/18/2030	10,095,511
8,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	8,046,301
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	6,037,564
13,795,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.509% (SOFR +0.850%), 11/15/2027	13,830,139
10,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 5.698% (SOFR +2.050%), 9/13/2027	9,920,984
7,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	7,541,304
3,000,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	3,022,487
8,090,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.050%, 9/5/2028	8,065,710
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.430% (SOFR +0.770%), 8/7/2026	7,008,694
6,540,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series B, 3.750%, 1/12/2028	6,495,308
3,265,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.550%, 9/11/2028	3,257,349
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 2,000,000	[1]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.706% (SOFR +1.060%), 3/25/2027	$ 2,004,231
		TOTAL	194,987,121
		Consumer Cyclical - Services—0.5%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.900%, 11/20/2028	9,960,086
10,000,000	[1]	Amazon.com, Inc., Sr. Unsecd. Note, 4.238% (SOFR +0.590%), 3/13/2029	10,007,218
		TOTAL	19,967,304
		Consumer Non-Cyclical - Food/Beverage—0.2%
1,820,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 5/1/2030	1,831,565
1,272,000	[1]	Keurig Dr Pepper, Inc., 4.527% (SOFR - SOFR Compounded +0.880%), 3/15/2027	1,273,771
6,070,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	6,229,627
		TOTAL	9,334,963
		Consumer Non-Cyclical - Health Care—0.6%
10,000,000		Augusta SpinCo Corp., Sr. Unsecd. Note, 4.321%, 9/23/2027	9,993,303
1,715,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.150%, 12/15/2028	1,704,122
5,385,000	[1]	HCA, Inc., Sr. Unsecd. Note, 4.523% (SOFR +0.870%), 3/1/2028	5,393,114
4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	4,669,811
		TOTAL	21,760,350
		Consumer Non-Cyclical - Pharmaceuticals—0.4%
9,950,000		AbbVie, Inc., Sr. Unsecd. Note, 3.775%, 3/3/2028	9,886,213
3,420,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	3,451,614
2,630,000	[1]	Pfizer, Inc., Sr. Unsecd. Note, 4.159% (SOFR +0.500%), 11/15/2027	2,630,637
		TOTAL	15,968,464
		Consumer Non-Cyclical - Tobacco—0.2%
8,335,000	[1]	Philip Morris International, Inc., Sr. Unsecd. Note, 4.325% (SOFR +0.660%), 10/27/2028	8,331,925
		Energy - Midstream—0.9%
2,825,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.055%, 8/15/2026	2,838,064
10,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.200%, 11/20/2028	9,931,910
1,555,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	1,568,280
5,970,000		MPLX LP, Sr. Unsecd. Note, 4.800%, 2/15/2031	5,985,879
6,130,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 10/1/2026	6,158,059
5,895,000		ONEOK, Inc., Sr. Unsecd. Note, 5.550%, 11/1/2026	5,930,098
4,805,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	4,847,090
		TOTAL	37,259,380
		Financial Institution - Banking—12.1%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 4.312% (SOFR +0.650%), 11/4/2026	21,588,215
6,000,000	[1]	American Express Co., Sr. Unsecd. Note, 4.925% (SOFR +1.260%), 4/25/2029	6,062,899
4,120,000	[1]	Aust & NZ Banking Group, Sr. Unsecd. Note, 144A, 4.239% (SOFR +0.590%), 12/8/2028	4,129,650
10,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 4.498% (SOFR +0.850%), 12/16/2029	10,107,702
15,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 4.635% (SOFR +0.970%), 7/22/2027	15,018,931
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series frn, 4.495% (SOFR +0.830%), 1/24/2029	4,999,886
5,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, 4.679% (SOFR +1.020%), 8/18/2026	5,009,762
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 4.267% (SOFR +0.620%), 9/15/2026	10,010,862
15,000,000	[1]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 4.475% (SOFR +0.810%), 1/27/2027	15,045,841
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 4.257% (SOFR +0.610%), 9/15/2026	20,026,284
10,000,000	[1]	BNP Paribas S.A., 144A, 5.090% (SOFR +1.430%), 5/9/2029	10,093,883
6,250,000	[1]	Canadian Imperial Bank of Commerce, Sr. Sub. Secd. Note, 4.449% (SOFR +0.800%), 9/8/2028	6,252,240
4,315,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.283%, 1/29/2030	4,287,161
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.387% (SOFR +0.720%), 1/13/2028	10,005,647
7,690,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.368% (SOFR +0.708%), 8/6/2026	7,698,263
5,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.370% (SOFR +0.712%), 11/19/2027	5,001,260
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 4.419% (SOFR +0.770%), 6/9/2027	$ 15,010,485
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 4.935% (SOFR +1.280%), 2/24/2028	8,037,305
5,420,000		Citizens Bank, N.A., Sr. Unsecd. Note, 4.192%, 1/29/2029	5,387,649
3,770,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	3,883,070
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,792,759
5,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 4.426% (SOFR +0.780%), 10/1/2030	5,032,895
10,000,000	[1]	Credit Agricole S.A., 144A, 4.798% (SOFR +1.130%), 1/9/2029	10,033,483
10,000,000	[1]	Credit Suisse Group AG, Sr. Unsecd. Note, 144A, 4.500% (SOFR +0.840%), 4/10/2030	9,911,924
10,000,000	[1]	Deutsche Bank AG New York, 4.962% (SOFR +1.300%), 8/4/2031	9,997,223
8,825,000	[1]	Fifth Third Bank, Inc., Sr. Unsecd. Note, 4.475% (SOFR +0.810%), 1/28/2028	8,831,543
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.586% (SOFR +0.920%), 10/21/2027	12,302,829
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.775% (SOFR +1.120%), 2/24/2028	9,415,630
5,000,000	[1]	Huntington National Bank, Sr. Unsecd. Note, 4.387% (SOFR +0.726%), 4/12/2028	5,002,771
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.410% (SOFR +0.765%), 9/22/2027	12,507,361
19,950,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series FRN, 4.465% (SOFR +0.800%), 1/24/2029	19,966,410
2,665,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 4.833%, 1/16/2029	2,679,091
6,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, Series BKNT, 4.747% (SOFR +1.080%), 1/14/2028	6,026,776
6,000,000	[1]	Morgan Stanley Private Bank NA, Sr. Unsecd. Note, 4.432% (SOFR +0.770%), 2/8/2030	5,952,406
6,000,000	[1]	Morgan Stanley Private Bank NA, Sr. Unsecd. Note, 4.439% (SOFR +0.780%), 11/17/2028	5,996,169
20,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.687% (SOFR +1.020%), 4/13/2028	20,074,795
4,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 4.347% (SOFR +0.680%), 1/13/2031	4,006,097
7,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 4.457% (SOFR +0.790%), 1/14/2030	7,045,485
10,000,000		National Bank of Canada, Sr. Unsecd. Note, 4.166%, 1/20/2029	9,949,996
5,000,000	[1]	Natwest Group PLC, Sr. Unsecd. Note, 4.756% (SOFR +1.100%), 5/23/2029	5,019,999
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 4.406% (SOFR +0.760%), 9/29/2026	9,013,615
9,325,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.075%, 1/26/2029	9,279,418
3,865,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	3,910,057
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.495% (SOFR +0.830%), 1/24/2029	10,019,704
4,500,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.617% (SOFR - SOFR Compounded +0.950%), 1/19/2027	4,518,574
10,000,000	[1]	Societe Generale S.A., Sr. Unsecd. Note, 144A, 4.763% (SOFR +1.096%), 4/12/2030	9,995,809
6,000,000	[1]	Standard Chartered PLC, Sr. Unsecd. Note, 144A, 5.339% (SOFR +1.680%), 5/13/2031	6,132,908
2,285,000	[1]	State Street Corp., Sr. Unsecd. Note, 4.615% (SOFR +0.950%), 4/24/2028	2,292,793
10,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 4.678% (SOFR +1.030%), 12/17/2029	10,039,845
10,000,000	[1]	Truist Bank, Sr. Unsecd. Note, 4.325% (SOFR +0.660%), 1/27/2029	9,992,338
10,000,000	[1]	Truist Bank, Sr. Unsecd. Note, 4.435% (SOFR +0.770%), 7/24/2028	10,008,346
8,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, 4.730%, 5/15/2028	8,030,852
13,045,000	[1,3]	Wells Fargo & Co., Sr. Unsecd. Note, 4.445% (SOFR +0.780%), 1/24/2028	13,042,923
6,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 4.718% (SOFR +1.070%), 12/11/2026	6,016,915
3,335,000		Westpac New Zealand Ltd., Sr. Unsecd. Note, 144A, 4.127%, 1/29/2029	3,311,341
		TOTAL	476,808,075
		Financial Institution - Finance Companies—0.9%
4,920,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.125%, 2/28/2029	4,855,754
7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	7,173,352
7,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	7,065,025
6,200,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	6,188,314
4,210,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.737%, 5/15/2029	4,276,730
8,020,000		Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.400%, 3/24/2028	7,979,792
		TOTAL	37,538,967
		Financial Institution - Insurance - Life—1.3%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,080,756
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$ 4,905,000		Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.200%, 1/12/2029	$ 4,852,349
10,000,000	[1]	MassMutual Global Funding II, Sec. Fac. Bond, 144A, 4.408% (SOFR +0.740%), 4/9/2027	10,033,853
6,000,000		Met Tower Global Funding, Sec. Fac. Bond, 144A, 4.850%, 1/16/2027	6,030,395
7,690,000	[1]	Metropolitan Life Global Funding I, Sec. Fac. Bond, 144A, 4.348% (SOFR +0.700%), 6/11/2027	7,703,008
6,855,000	[1]	Metropolitan Life Global Funding I, Secured Note, 144A, 4.354% (SOFR +0.700%), 8/25/2028	6,873,231
10,000,000	[1]	New York Life Global Funding, Secured Note, 144A, 4.234% (SOFR +0.570%), 2/2/2029	9,998,037
		TOTAL	50,571,629
		Financial Institution - Insurance - P&C—0.2%
4,500,000		Aon North America, Inc., Sr. Unsecd. Note, 5.125%, 3/1/2027	4,524,137
2,940,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.360% (SOFR +0.700%), 11/8/2027	2,946,894
		TOTAL	7,471,031
		Financial Institution - REIT - Other—0.1%
3,835,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	3,790,498
		Technology—2.6%
7,000,000	[1]	Alphabet, Inc., Sr. Unsecd. Note, 4.179% (SOFR +0.520%), 11/15/2028	7,017,666
3,774,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	3,813,683
3,835,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	3,852,204
6,350,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.150%, 2/15/2029	6,298,482
21,740,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.450%, 3/10/2028	21,685,180
9,860,000		Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	9,766,771
6,860,000		Global Payments, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2028	6,832,325
15,000,000	[1]	Oracle Corp., Sr. Unsecd. Note, 4.423% (SOFR +0.760%), 8/3/2028	14,782,825
11,450,000		Oracle Corp., Sr. Unsecd. Note, 4.550%, 2/4/2029	11,307,553
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.450%, 9/15/2030	2,344,689
15,000,000		Salesforce, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2028	15,009,035
		TOTAL	102,710,413
		Transportation - Services—0.1%
1,985,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	1,995,985
		Utility - Electric—0.7%
7,450,000		Black Hills Corp., Sr. Unsecd. Note, 4.550%, 1/31/2031	7,373,792
2,220,000	[1]	Constellation Energy Generation LLC, Sr. Unsecd. Note, 4.268% (SOFR +0.600%), 1/8/2028	2,216,744
3,385,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,466,482
7,140,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.125%, 9/30/2028	7,082,660
7,230,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.462% (SOFR +0.800%), 2/4/2028	7,240,886
		TOTAL	27,380,564
		Utility - Natural Gas—0.3%
10,000,000		Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	10,016,741
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,078,426,957)	1,079,303,427
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.7%
	[1]	Federal Home Loan Mortgage Corporation—4.9%
442,997		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 4.186% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	443,240
296,613		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 4.306% (30-DAY AVERAGE SOFR +0.634%), 12/15/2035	295,660
82,364		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 4.246% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	82,185
338,407		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 4.196% (30-DAY AVERAGE SOFR +0.524%), 5/15/2036	337,998
127,044		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 4.166% (30-DAY AVERAGE SOFR +0.494%), 5/15/2036	126,920
74,275		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 4.271% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	73,980
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 29,910		Federal Home Loan Mortgage Corp. REMIC, Series 3191, Class FE, 4.186% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	$ 29,782
129,329		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 4.086% (30-DAY AVERAGE SOFR +0.414%), 9/15/2036	128,330
129,195		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 4.186% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	129,040
37,252		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 4.186% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	37,133
26,044		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 4.236% (30-DAY AVERAGE SOFR +0.564%), 7/15/2037	25,937
568,699		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 4.386% (30-DAY AVERAGE SOFR +0.714%), 11/15/2037	569,181
429,452		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 4.206% (30-DAY AVERAGE SOFR +0.534%), 11/15/2037	428,031
50,055		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 4.536% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	50,403
136,852		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 4.696% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	138,536
663,453		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 4.116% (30-DAY AVERAGE SOFR +0.444%), 4/15/2041	662,100
703,533		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 4.136% (30-DAY AVERAGE SOFR +0.464%), 8/15/2043	698,202
13,188,570		Federal Home Loan Mortgage Corp. REMIC, Series 4494, Class FL, 4.066% (30-DAY AVERAGE SOFR +0.394%), 7/15/2045	13,005,623
711,826		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 4.186% (30-DAY AVERAGE SOFR +0.514%), 8/15/2046	707,150
1,354,655		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 4.136% (30-DAY AVERAGE SOFR +0.464%), 7/15/2047	1,327,867
9,235,039		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 4.176% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	9,173,000
2,812,987		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 4.176% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	2,790,517
14,001,059		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 4.226% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	13,856,698
10,543,760		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 4.126% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	10,436,068
25,544,580		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 4.226% (30-DAY AVERAGE SOFR +0.564%), 7/25/2050	24,863,707
6,010,882		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 3.911% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	5,751,785
25,569,878		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FQ, 4.661% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	25,549,985
12,628,806		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 4.861% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	12,688,845
8,180,988		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 4.861% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	8,213,927
17,465,944		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 4.761% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	17,551,094
17,741,092		Federal Home Loan Mortgage Corp. REMIC, Series 5474, Class FB, 4.811% (30-DAY AVERAGE SOFR +1.150%), 11/25/2054	17,764,155
17,026,751		Federal Home Loan Mortgage Corp. REMIC, Series FHR, Class GF, 4.611% (30-DAY AVERAGE SOFR +0.950%), 7/25/2054	17,032,722
8,959,326		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 3.848% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	8,909,877
		TOTAL	193,879,678
	[1]	Federal National Mortgage Association—3.9%
40,408		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 4.786% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	40,796
87,952		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 4.206% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	87,776
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal National Mortgage Association—continued
$ 489,144		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 4.176% (30-DAY AVERAGE SOFR +0.514%), 7/25/2036	$ 487,640
101,217		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 4.126% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	100,981
379,899		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 4.126% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	377,960
159,932		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 4.076% (30-DAY AVERAGE SOFR +0.414%), 12/25/2036	158,882
222,800		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 3.996% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	220,953
1,778,859		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 4.006% (30-DAY AVERAGE SOFR +0.344%), 3/25/2037	1,761,182
201,084		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 4.236% (30-DAY AVERAGE SOFR +0.574%), 9/25/2037	201,090
115,249		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 4.226% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	114,912
54,640		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 4.776% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	55,421
7,932		Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 4.276% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	7,955
138,708		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 4.626% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	140,130
2,889,983		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 4.176% (30-DAY AVERAGE SOFR +0.514%), 10/25/2040	2,881,305
1,252,595		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 4.126% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	1,233,726
12,848,649		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 4.076% (30-DAY AVERAGE SOFR +0.414%), 12/25/2048	12,715,849
899,632		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 4.176% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	892,393
10,223,088		Federal National Mortgage Association REMIC, Series 2019-50, Class FA, 4.226% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	10,135,182
4,721,299		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 4.176% (30-DAY AVERAGE SOFR +0.514%), 7/25/2050	4,623,474
8,110,592		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 4.076% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	7,789,422
21,011,599		Federal National Mortgage Association REMIC, Series 2024-22, Class FB, 4.661% (30-DAY AVERAGE SOFR +1.000%), 5/25/2054	21,065,288
26,772,470		Federal National Mortgage Association REMIC, Series 2025-18, Class KF, 4.611% (30-DAY AVERAGE SOFR +0.950%), 3/25/2055	26,747,120
14,596,714		Federal National Mortgage Association REMIC, Series 2025-28, Class FM, 4.911% (30-DAY AVERAGE SOFR +1.250%), 4/25/2055	14,675,318
20,901,478		Federal National Mortgage Association REMIC, Series 2025-62, Class FM, 4.961% (30-DAY AVERAGE SOFR +1.300%), 8/25/2055	21,027,031
27,833,444		Federal National Mortgage Association REMIC, Series 2025-70, Class FD, 4.061% (30-DAY AVERAGE SOFR +0.400%), 1/25/2050	27,711,425
		TOTAL	155,253,211
	[1]	Government National Mortgage Association—4.2%
538,814		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 4.133% (CME Term SOFR 1 Month +0.464%), 11/20/2062	537,740
336,650		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 4.323% (CME Term SOFR 1 Month +0.654%), 7/20/2063	336,786
162,332		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 4.333% (CME Term SOFR 1 Month +0.664%), 7/20/2063	162,427
20,945,849		Government National Mortgage Association REMIC, Series 2023, Class DF, 4.652% (30-DAY AVERAGE SOFR +0.980%), 6/20/2053	21,056,165
21,716,790		Government National Mortgage Association REMIC, Series 2023-65, Class FQ, 4.572% (30-DAY AVERAGE SOFR +0.900%), 5/20/2053	21,781,102
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Government National Mortgage Association—continued
$ 25,496,716		Government National Mortgage Association REMIC, Series 2024-64, Class FM, 4.722% (30-DAY AVERAGE SOFR +1.050%), 4/20/2054	$ 25,567,171
14,768,790		Government National Mortgage Association REMIC, Series 2024-77, Class FL, 5.451% (30-DAY AVERAGE SOFR +1.150%), 5/20/2054	14,804,867
28,577,095		Government National Mortgage Association REMIC, Series 2024-114, Class FA, 5.345% (30-DAY AVERAGE SOFR +1.000%), 7/20/2054	28,634,295
33,424,331		Government National Mortgage Association REMIC, Series 2025-169, Class AF, 4.672% (30-DAY AVERAGE SOFR +1.000%), 10/20/2055	33,669,178
19,841,138		Government National Mortgage Association REMIC, Series 2025-198, Class FH, 4.622% (30-DAY AVERAGE SOFR +0.950%), 11/20/2055	19,954,816
		TOTAL	166,504,547
		Non-Agency Mortgage—0.7%
14,785,287		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	14,859,606
67,852	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 4.889% (CME Term SOFR 1 Month +1.214%), 11/20/2035	51,954
10,285,318	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 4.317% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	9,746,795
56,090	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 4.486% (CME Term SOFR 1 Month +0.814%), 11/15/2031	53,980
344,403		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	301,563
151,499	[1]	Washington Mutual 2006-AR1, Class 2A1B, 4.928% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	141,014
261,956	[1]	Washington Mutual 2006-AR15, Class 1A, 4.698% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	239,607
147,310	[1]	Washington Mutual 2006-AR17, Class 1A, 3.828% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	124,996
		TOTAL	25,519,515
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $542,469,998)	541,156,951
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.3%
		Commercial Mortgage—3.7%
17,000,000	[1]	BHMS Mortgage Trust 2025-ATLS, Class B, 6.222% (CME Term SOFR 1 Month +2.550%), 8/15/2042	17,000,010
8,000,000	[1]	Boca Commercial Mortgage Trust 2025-BOCA A, Class A, 5.272% (CME Term SOFR 1 Month +1.600%), 12/15/2042	8,004,998
17,075,000	[1]	BX Trust 2026-CSMO, Class A, 5.072% (CME Term SOFR 1 Month +1.400%), 2/15/2042	17,069,685
4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 5.479%, 4/15/2042	4,233,748
1,750,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 5.522% (CME Term SOFR 1 Month +1.850%), 12/15/2039	1,750,002
4,875,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 5.822% (CME Term SOFR 1 Month +2.150%), 12/15/2039	4,881,100
9,990,000	[1]	FS Trust 2026, Class A, 5.022% (CME Term SOFR 1 Month +1.350%), 2/15/2041	9,971,269
5,100,000	[1]	FS Trust 2026, Class B, 5.222% (CME Term SOFR 1 Month +1.550%), 2/15/2041	5,090,437
7,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.265% (CME Term SOFR 1 Month +1.593%), 11/15/2039	7,000,011
2,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 5.914% (CME Term SOFR 1 Month +2.242%), 11/15/2039	2,002,501
22,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.062% (CME Term SOFR 1 Month +2.390%), 6/15/2039	22,000,013
23,000,000	[1]	ORL Trust 2024-GLKS, Class B, 5.564% (CME Term SOFR 1 Month +1.892%), 12/15/2039	23,014,396
2,600,000	[1]	TEXAS 2025-TWR, Class B, 5.265% (CME Term SOFR 1 Month +1.592%), 4/15/2042	2,587,137
1,400,000	[1]	TEXAS 2025-TWR, Class C, 5.814% (CME Term SOFR 1 Month +2.141%), 4/15/2042	1,391,101
9,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 4.965% (CME Term SOFR 1 Month +1.293%), 4/15/2042	8,949,389
11,900,000	[1]	Waikiki Beach Hotel Trust 2025-WBM, Class A, 5.414% (CME Term SOFR 1 Month +1.742%), 6/15/2042	11,892,580
		TOTAL	146,838,377
	[1]	Federal Home Loan Mortgage Corporation—1.6%
3,984,977		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 4.253% (30-DAY AVERAGE SOFR +0.584%), 5/25/2030	3,989,034
326,576		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 4.133% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	326,041
8,790,452		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 4.113% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	8,791,746
1,749,532		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 4.113% (30-DAY AVERAGE SOFR +0.444%), 10/25/2030	1,745,359
3,247,368		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 4.063% (30-DAY AVERAGE SOFR +0.394%), 10/25/2027	3,244,420
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 10,536,508		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 4.083% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	$ 10,506,202
12,744,686		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 4.043% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	12,699,350
6,616,100		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 4.043% (30-DAY AVERAGE SOFR +0.374%), 12/25/2030	6,589,367
14,482,410		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 3.953% (30-DAY AVERAGE SOFR +0.284%), 12/25/2030	14,398,089
		TOTAL	62,289,608
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $209,204,301)	209,127,985
		U.S. TREASURIES—2.5%
		U.S. Treasury Bills—2.5%
25,000,000		United States Treasury Bill, 3.356%, 1/21/2027	24,285,833
25,000,000		United States Treasury Bill, 3.432%, 10/29/2026	24,477,647
25,000,000		United States Treasury Bill, 3.525%, 7/30/2026	24,700,840
25,000,000		United States Treasury Bill, 3.582%, 4/30/2026	24,926,947
		TOTAL U.S. TREASURIES (IDENTIFIED COST $98,443,456)	98,391,267
		MORTGAGE-BACKED SECURITIES—2.0%
		Federal Home Loan Mortgage Corporation—1.6%
20,732,619	[1]	Federal Home Loan Mortgage Corp., Pool 2014-38, 5.500% (30-DAY AVERAGE SOFR +0.514%), 4/1/2054	20,859,009
23,345,842		Federal Home Loan Mortgage Corp., Pool RQ0056, 5.500%, 10/1/2055	23,451,685
18,955,898		Federal Home Loan Mortgage Corp., Pool SD8431, 5.500%, 5/1/2054	19,071,457
		TOTAL	63,382,151
		Federal National Mortgage Association—0.4%
183,990		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	192,600
15,664,656		Federal National Mortgage Association, Pool DB0774, 6.000%, 3/1/2054	15,973,575
		TOTAL	16,166,175
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $79,353,783)	79,548,326
	[1]	AGENCY RISK TRANSFER SECURITIES—0.6%
12,000,000		FNMA CAS 2023-R05, Series 2023-R05, Class 1M2, 6.761% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	12,369,406
11,000,000		FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 6.161% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	11,167,126
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,000,000)	23,536,532
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
141,698		FNMA ARM, 4.083%, 8/1/2033	139,206
9,435		FNMA ARM, 4.475%, 4/1/2030	9,362
142,483		FNMA ARM, 4.659%, 7/1/2034	140,859
12,415		FNMA ARM, 5.314%, 5/1/2040	12,435
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $310,074)	301,862
		INVESTMENT COMPANIES—13.1%
17,647,309		Bank Loan Core Fund	147,355,030
4,157,288		Emerging Markets Core Fund	36,625,707
236,823,309		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[4]	236,823,309
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
11,071,504	Project and Trade Finance Core Fund	$ 98,647,099
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $525,654,346)	519,451,145
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $3,955,211,051)[5]	3,948,630,503
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	7,786,301
	NET ASSETS—100%	$3,956,416,804
At March 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
United States Treasury Notes 5-Year Short Futures	1,110	$120,079,454	June 2026	$1,777,416
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Affiliates	Value as of 9/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2026	Shares Held as of 3/31/2026	Dividend Income
Bank Loan Core Fund	$104,237,572	$46,905,550	$—	$(3,788,092)	$—	$147,355,030	17,647,309	$4,155,225
Emerging Markets Core Fund	$—	$37,948,277	$—	$(1,322,570)	$—	$36,625,707	4,157,288	$447,447
Federated Hermes Government Obligations Fund, Premier Shares*	$237,676,716	$803,938,566	$(804,791,973)	$—	$—	$236,823,309	236,823,309	$4,643,620
Project and Trade Finance Core Fund	$63,049,019	$35,868,557	$—	$(270,477)	$—	$98,647,099	11,071,504	$2,618,693
TOTAL OF AFFILIATED TRANSACTIONS	$404,963,307	$924,660,950	$(804,791,973)	$(5,381,139)	$—	$519,451,145	269,699,410	$11,864,985

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,397,813,008	$0	$1,397,813,008
Corporate Bonds	—	1,079,303,427	—	1,079,303,427
Collateralized Mortgage Obligations	—	541,156,951	—	541,156,951
Commercial Mortgage-Backed Securities	—	209,127,985	—	209,127,985
U.S. Treasuries	—	98,391,267	—	98,391,267
Mortgage-Backed Securities	—	79,548,326	—	79,548,326
Agency Risk Transfer Securities	—	23,536,532	—	23,536,532
Adjustable Rate Mortgages	—	301,862	—	301,862
Investment Companies	420,804,046	—	—	420,804,046
Other Investments[1]	—	—	—	98,647,099
TOTAL SECURITIES	$420,804,046	$3,429,179,358	$0	$3,948,630,503
Other Financial Instruments:[2]
Assets	$1,777,416	$—	$—	$1,777,416

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $98,647,099 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.32	$9.30	$9.09	$8.96	$9.22	$9.19
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.45	0.41	0.24	0.08	0.06
Net realized and unrealized gain (loss)	(0.03)	0.02	0.21	0.14	(0.26)	0.04
Total From Investment Operations	0.18	0.47	0.62	0.38	(0.18)	0.10
Less Distributions:
Distributions from net investment income	(0.21)	(0.45)	(0.41)	(0.25)	(0.08)	(0.07)
Net Asset Value, End of Period	$9.29	$9.32	$9.30	$9.09	$8.96	$9.22
Total Return[2]	1.93%	5.16%	7.00%	4.35%	(1.96)%	1.07%
Ratios to Average Net Assets:
Net expenses[3]	0.51%[4]	0.51%	0.51%	0.51%	0.51%	0.51%
Net investment income	4.46%[4]	4.83%	4.47%	2.65%	0.82%	0.69%
Expense waiver/reimbursement[5]	0.09%[4]	0.12%	0.13%	0.11%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$695,244	$417,723	$289,980	$345,077	$792,306	$1,604,459
Portfolio turnover[6]	11%	30%	49%	12%	16%	26%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.31	$9.30	$9.08	$8.96	$9.22	$9.19
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.46	0.42	0.25	0.09	0.08
Net realized and unrealized gain (loss)	(0.02)	0.01	0.23	0.14	(0.26)	0.03
Total From Investment Operations	0.19	0.47	0.65	0.39	(0.17)	0.11
Less Distributions:
Distributions from net investment income	(0.22)	(0.46)	(0.43)	(0.27)	(0.09)	(0.08)
Net Asset Value, End of Period	$9.28	$9.31	$9.30	$9.08	$8.96	$9.22
Total Return[2]	2.00%	5.21%	7.27%	4.39%	(1.82)%	1.22%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	4.62%[4]	4.98%	4.62%	2.83%	0.99%	0.85%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.08%	0.08%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,116,465	$1,797,029	$1,559,408	$2,144,885	$4,161,788	$6,845,790
Portfolio turnover[6]	11%	30%	49%	12%	16%	26%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.32	$9.30	$9.08	$8.96	$9.22	$9.19
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.45	0.42	0.25	0.08	0.06
Net realized and unrealized gain (loss)	(0.03)	0.02	0.22	0.13	(0.26)	0.04
Total From Investment Operations	0.18	0.47	0.64	0.38	(0.18)	0.10
Less Distributions:
Distributions from net investment income	(0.21)	(0.45)	(0.42)	(0.26)	(0.08)	(0.07)
Net Asset Value, End of Period	$9.29	$9.32	$9.30	$9.08	$8.96	$9.22
Total Return[2]	1.95%	5.22%	7.17%	4.29%	(1.91)%	1.12%
Ratios to Average Net Assets:
Net expenses[3]	0.46%[4]	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	4.53%[4]	4.88%	4.53%	2.80%	0.94%	0.76%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.08%	0.08%	0.06%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,441	$14,434	$12,162	$13,286	$15,180	$16,322
Portfolio turnover[6]	11%	30%	49%	12%	16%	26%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.31	$9.30	$9.08	$8.96	$9.22	$9.19
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.46	0.44	0.26	0.10	0.08
Net realized and unrealized gain (loss)	(0.03)	0.01	0.21	0.13	(0.27)	0.03
Total From Investment Operations	0.19	0.47	0.65	0.39	(0.17)	0.11
Less Distributions:
Distributions from net investment income	(0.22)	(0.46)	(0.43)	(0.27)	(0.09)	(0.08)
Net Asset Value, End of Period	$9.28	$9.31	$9.30	$9.08	$8.96	$9.22
Total Return[2]	2.01%	5.22%	7.28%	4.40%	(1.81)%	1.23%
Ratios to Average Net Assets:
Net expenses[3]	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	4.64%[4]	4.99%	4.77%	2.86%	1.04%	0.85%
Expense waiver/reimbursement[5]	0.04%[4]	0.05%	0.05%	0.05%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,130,267	$1,032,030	$983,066	$437,282	$744,800	$805,078
Portfolio turnover[6]	11%	30%	49%	12%	16%	26%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
March 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $131,219 of securities loaned and $519,451,145 of investments in affiliated holdings* (identified cost $3,955,211,051, including $525,654,346 of identified cost in affiliated holdings)	$3,948,630,503
Due from broker (Note 2)	1,387,500
Income receivable	13,863,629
Income receivable from affiliated holdings	669,680
Receivable for shares sold	6,819,995
Total Assets	3,971,371,307
Liabilities:
Payable for investments purchased	1,426,216
Payable for shares redeemed	10,946,729
Payable for variation margin on futures contracts	156,129
Payable for collateral due to broker for securities lending (Note 2)	132,925
Income distribution payable	1,986,349
Payable for investment adviser fee (Note 5)	27,036
Payable for administrative fee (Note 5)	8,347
Payable for other service fees (Notes 2 and 5)	85,966
Accrued expenses (Note 5)	184,806
Total Liabilities	14,954,503
Net assets for 426,088,615 shares outstanding	$3,956,416,804
Net Assets Consist of:
Paid-in capital	$4,066,971,053
Total distributable earnings (loss)	(110,554,249)
Net Assets	$3,956,416,804
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($695,244,356 ÷ 74,829,008) shares outstanding, $0.001 par value, 2,000,000,000 shares authorized	$9.29
Institutional Shares:
Net asset value per share ($2,116,464,702 ÷ 227,949,997) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.28
Service Shares:
Net asset value per share ($14,440,753 ÷ 1,554,642) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.29
Class R6 Shares:
Net asset value per share ($1,130,266,993 ÷ 121,754,968) shares outstanding, $0.001 par value, 500,000,000 shares authorized	$9.28

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended March 31, 2026 (unaudited)

Investment Income:
Interest	$78,209,923
Dividends received from affiliated holdings*	11,820,486
Net income on securities loaned (includes $44,499 earned from affiliated holdings related to cash collateral balances*) (Note 2)	5,949
TOTAL INCOME	90,036,358
Expenses:
Investment adviser fee (Note 5)	5,236,804
Administrative fee (Note 5)	1,398,158
Custodian fees	47,858
Transfer agent fees (Note 2)	663,961
Directors’/Trustees’ fees (Note 5)	9,087
Auditing fees	21,148
Legal fees	5,220
Portfolio accounting fees	115,956
Other service fees (Notes 2 and 5)	424,232
Share registration costs	95,392
Printing and postage	45,198
Miscellaneous (Note 5)	18,233
TOTAL EXPENSES	8,081,247
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(719,905)
Reimbursement of other operating expenses (Notes 2 and 5)	(401,826)
TOTAL WAIVER AND REIMBURSEMENTS	(1,121,731)
Net expenses	6,959,516
Net investment income	83,076,842
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	237,391
Net realized loss on futures contracts	(620,560)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(5,381,139) on investments in affiliated holdings*)	(13,114,293)
Net change in unrealized depreciation of futures contracts	1,882,206
Net realized and unrealized gain (loss) on investments and futures contracts	(11,615,256)
Change in net assets resulting from operations	$71,461,586

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2026	Year Ended 9/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$83,076,842	$143,736,987
Net realized gain (loss)	(383,169)	464,169
Net change in unrealized appreciation/depreciation	(11,232,087)	4,265,738
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	71,461,586	148,466,894
Distributions to Shareholders:
Class A Shares	(12,399,237)	(15,341,092)
Institutional Shares	(45,249,680)	(78,971,384)
Service Shares	(325,330)	(676,769)
Class R6 Shares	(25,096,104)	(48,777,325)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(83,070,351)	(143,766,570)
Share Transactions:
Proceeds from sale of shares	1,512,677,733	1,851,065,906
Net asset value of shares issued to shareholders in payment of distributions declared	71,445,721	122,735,838
Cost of shares redeemed	(877,313,111)	(1,561,902,758)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	706,810,343	411,898,986
Change in net assets	695,201,578	416,599,310
Net Assets:
Beginning of period	3,261,215,226	2,844,615,916
End of period	$3,956,416,804	$3,261,215,226
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
March 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Hermes Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $1,121,731 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended March 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$179,415	$(130,713)
Institutional Shares	440,299	(268,906)
Service Shares	3,573	(2,207)
Class R6 Shares	40,674	—
TOTAL	$663,961	$(401,826)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. The Fund will incur or pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively, until such time as approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended March 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$417,161
Service Shares	7,071
TOTAL	$424,232
For the six months ended March 31, 2026, the Fund’s Institutional Shares did not incur other service fees. The Fund’s Institutional Shares will not incur and pay such fees until such time as approved by the Directors.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $110,343,471. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security,
Semi-Annual Financial Statements and Additional Information

the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of March 31, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$131,219	$132,925
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(1,777,416)*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(620,560)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$1,882,206
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	40,532,559	$377,841,867	24,852,843	$231,027,332
Shares issued to shareholders in payment of distributions declared	1,287,875	12,001,843	1,564,497	14,538,001
Shares redeemed	(11,822,916)	(110,164,044)	(12,751,217)	(118,449,459)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	29,997,518	$279,679,666	13,666,123	$127,115,874
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	82,777,814	$770,914,374	90,727,056	$842,409,180
Shares issued to shareholders in payment of distributions declared	4,022,306	37,446,951	6,950,180	64,540,002
Shares redeemed	(51,838,878)	(482,758,750)	(72,388,704)	(671,879,445)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	34,961,242	$325,602,575	25,288,532	$235,069,737
	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	132,275	$1,232,220	448,895	$4,166,936
Shares issued to shareholders in payment of distributions declared	34,580	322,229	72,191	670,668
Shares redeemed	(161,678)	(1,506,355)	(278,937)	(2,589,650)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	5,177	$48,094	242,149	$2,247,954
	Six Months Ended 3/31/2026		Year Ended 9/30/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	38,954,311	$362,689,272	83,360,256	$773,462,458
Shares issued to shareholders in payment of distributions declared	2,328,108	21,674,698	4,629,483	42,987,167
Shares redeemed	(30,380,991)	(282,883,962)	(82,868,585)	(768,984,204)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	10,901,428	$101,480,008	5,121,154	$47,465,421
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	75,865,365	$706,810,343	44,317,958	$411,898,986
4. FEDERAL TAX INFORMATION
At March 31, 2026, the cost of investments for federal tax purposes was $3,955,211,051. The net unrealized depreciation of investments for federal tax purposes was $4,803,132. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $17,113,560 and unrealized depreciation from investments for those securities having an excess of cost over value of $21,916,692. The amounts presented are inclusive of derivative contracts.
As of September 30, 2025, the Fund had a capital loss carryforward of $105,146,550 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,584,619	$95,561,931	$105,146,550
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2026, the Adviser voluntarily waived $631,360 of its fee and voluntarily reimbursed $401,826 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2026, the Adviser reimbursed $88,545.
Semi-Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2026, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended March 31, 2026, FSSC received $834 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2026, were as follows:
Purchases	$781,903,360
Sales	$246,725,203
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2026, the Fund had no outstanding loans. During the six months ended March 31, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2026, there were no outstanding loans. During the six months ended March 31, 2026, the program was not utilized.
Semi-Annual Financial Statements and Additional Information

9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective August 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Ultrashort Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
28411 (5/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Ultrashort Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Ultrashort Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Ultrashort Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Ultrashort Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Total Return Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  May 22, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 22, 2026